Earnings Per Common Unit	12 Months Ended
Dec. 31, 2013
Earnings Per Share [Abstract]
Earnings Per Common Unit
Earnings Per Common Unit
The following table provides a reconciliation of both the net income attributable to Boston Properties Limited Partnership and the number of common units used in the computation of basic earnings per common unit, which is calculated by dividing net income attributable to Boston Properties Limited Partnership by the weighted-average number of common units outstanding during the period. The terms of the Series Two Preferred Units enable the holders to obtain OP Units of the Company and as a result these are considered participating securities. Unvested share-based payment awards that contain non-forfeitable rights to dividends or dividend equivalents (whether paid or unpaid) are also participating securities. As such, unvested restricted common stock of Boston Properties, Inc. and the Company’s LTIP Units, OPP Units and 2013 MYLTIP Units are considered participating securities. Participating securities are included in the computation of basic earnings per common unit using the two-class method. Participating securities are included in the computation of diluted earnings per common unit using the if-converted method if the impact is dilutive.  Because the OPP Units and 2013 MYLTIP Units require Boston Properties, Inc. to outperform absolute and relative return thresholds, unless such thresholds have been met by the end of the applicable reporting period, the Company excludes such units from the diluted earnings per common unit calculation. Other potentially dilutive common units and the related impact on earnings are considered when calculating diluted earnings per common unit. Included in the number of units (the denominator) below are approximately 16,925,000, 17,649,000 and 18,793,000 redeemable common units for the years ended December 31, 2013, 2012 and 2011, respectively.

	For the Year Ended December 31, 2013
	Income (Numerator)	Units (Denominator)	Per Unit Amount
	(in thousands, except for per unit amounts)
Basic Earnings:
Income from continuing operations attributable to Boston Properties Limited Partnership	$700,151	169,126	$4.14
Discontinued operations attributable to Boston Properties Limited Partnership	141,365	—	0.84
Allocation of undistributed earnings to participating securities	(178)	—	(0.01)
Net income attributable to Boston Properties Limited Partnership	$841,338	169,126	$4.97
Effect of Dilutive Securities:
Stock Based Compensation and Exchangeable Senior Notes	—	320	—
Diluted Earnings:
Net income	$841,338	169,446	$4.97

	For the Year Ended December 31, 2012
	Income (Numerator)	Units (Denominator)	Per Unit Amount
	(in thousands, except for per unit amounts)
Basic Earnings:
Income from continuing operations attributable to Boston Properties Limited Partnership	$286,350	167,769	$1.70
Discontinued operations attributable to Boston Properties Limited Partnership	48,251	—	0.29
Net income attributable to Boston Properties Limited Partnership	$334,601	167,769	$1.99
Effect of Dilutive Securities:
Stock Based Compensation and Exchangeable Senior Notes	—	591	—
Diluted Earnings:
Net income attributable to Boston Properties Limited Partnership	$334,601	168,360	$1.99

	For the Year Ended December 31, 2011
	Income (Numerator)	Units (Denominator)	Per Unit Amount
	(in thousands, except for per unit amounts)
Basic Earnings:
Income from continuing operations attributable to Boston Properties Limited Partnership	$306,276	164,486	$1.86
Discontinued operations attributable to Boston Properties Limited Partnership	10,876	—	0.07
Net income attributable to Boston Properties Limited Partnership	$317,152	164,486	$1.93
Effect of Dilutive Securities:
Stock Based Compensation and Exchangeable Senior Notes	—	525	(0.01)
Diluted Earnings:
Net income attributable to Boston Properties Limited Partnership	$317,152	165,011	$1.92